Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,585	$ 1,431
Current other financial assets	470	629
Non-current other financial assets	1,115	802
Cash and cash equivalents	12,428	17,236	$ 15,246
Trade and other receivables	4,742	5,579
Total financial assets	18,224	23,819
Non-financial assets	83,072	71,347
Total assets	101,296	95,166	108,927
Other financial liabilities	2,559	2,576
Current other financial liabilities	402	579
Trade and other payables	6,300	6,687
Bank overdrafts and short-term borrowings	5
Notes and debentures	11,819	11,363
Lease liabilities	3,019	2,576
Total financial liabilities	31,083	25,612
Non-financial liabilities	21,683	20,788
Total liabilities	52,766	46,400	$ 53,322
Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	246	273
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets		100
Cash and cash equivalents	12,428	17,236
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	5
Bank loans	7,502	2,472
Notes and debentures	11,819	11,363
Other		17
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	147	358
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	176	118
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	79	103
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,608	1,466
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	467	500
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	82	31
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	5,338	5,223
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	841	1,385
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	34
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	407	326
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	29	203
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	149	136
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	228	16
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	224	138
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	268	239
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,506	1,674
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 2,705	$ 3,478